Financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through other comprehensive income [abstract]
Disclosure of detailed information about financial assets at fair value through other comprehensive income

	Barclays Bank Group
	2024	2023
	£m	£m
Debt securities and other eligible bills	47,727	50,650
Equity securities	—	2
Loans and advances	3,283	771
Financial assets at fair value through other comprehensive income	51,010	51,423